Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011	May 31, 2013 Term loan due on 2016 [Member]	Nov. 30, 2012 Term loan due on 2016 [Member]	Nov. 30, 2011 Term loan due on 2016 [Member]	May 31, 2013 Senior subordinated notes [Member]	May 31, 2013 Convertible subordinated debentures, bearing interest at 2.25% maturing in November 2024 [Member]	Nov. 30, 2012 Convertible subordinated debentures, bearing interest at 2.25% maturing in November 2024 [Member]	Nov. 30, 2011 Convertible subordinated debentures, bearing interest at 2.25% maturing in November 2024 [Member]	May 31, 2013 Convertible subordinated debentures bearing interest at 4.0625% maturing in December 2034 [Member]	Nov. 30, 2012 Convertible subordinated debentures bearing interest at 4.0625% maturing in December 2034 [Member]	Nov. 30, 2012 Senior debt [Member]	Nov. 30, 2011 Senior debt [Member]	Nov. 30, 2012 Other debt [Member]	Nov. 30, 2011 Other debt [Member]	Nov. 30, 2011 Senior subordinated notes due 2012 [Member]	Nov. 30, 2012 Convertible subordinated debentures, bearing interest at 4.0625% maturing in December 2039 [Member]	Nov. 30, 2011 Convertible subordinated debentures, bearing interest at 4.0625% maturing in December 2039 [Member]	Dec. 31, 2009 Convertible subordinated debentures, bearing interest at 4.0625% maturing in December 2039 [Member]
Debt Instrument [Line Items]
Term loan, bearing interest at variable rates (rate of 3.70% as of May 31, 2013), payable in quarterly installments of $0.6 million plus interest, maturing in November 2016	$ 43.8	$ 45.0	$ 47.5	$ 46.3	$ 47.5	$ 50.0
Senior debt	46.3	47.5	50.0
Senior subordinated notes	460.0		75.0				460.0										75.0
Convertible subordinated debentures	200.2	200.2	200.2					0.2	0.2	0.2	200.0	200.0						200.0	200.0	200.0
Capital lease, payable in monthly installments, maturing in March 2017	0.9	1.0	1.2
Other debt	0.9	1.0	1.2
Total	707.4	248.7	326.4		47.5				0.2			200.0			1.0
Less: Amounts due within one year	2.8	2.7											2.5	2.5	0.2	0.3
Total long-term debt	$ 704.6	$ 246.0	$ 323.6